Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 225.5	$ 291.3
Accounts receivable, net	2,268.5	1,820.0
Inventories	1,651.4	1,656.9
Deferred income tax benefit	345.7	250.1
Prepaid expenses and other current assets	2,295.8	452.9
Total current assets	6,786.9	4,471.2
Property, plant and equipment, net	1,785.7	1,665.5
Intangible assets, net	2,347.1	2,517.9
Goodwill	4,049.3	4,340.5
Deferred income tax benefit	83.4	77.8
Other assets	834.2	2,221.9
Total assets	15,886.6	15,294.8
Current liabilities:
Trade accounts payable	905.6	1,072.8
Short-term borrowings	330.7	439.8
Income taxes payable	160.7	49.7
Current portion of long-term debt and other long-term obligations	2,474.4	3.6
Deferred income tax liability	0.2	1.5
Other current liabilities	1,434.1	1,396.6
Total current liabilities	5,305.7	2,964.0
Long-term debt	5,732.8	7,586.5
Other long-term obligations	1,336.7	1,269.1
Deferred income tax liability	235.4	515.3
Total liabilities	12,610.6	12,334.9
Mylan Inc. shareholders’ equity
Common stock — par value $0.50 per share	273.3	272.0
Additional paid-in capital	4,212.8	4,103.6
Retained earnings	3,614.5	2,685.1
Accumulated other comprehensive loss	(987.0)	(240.1)
Total Mylan Inc. shareholders' equity, before treasury stock	7,113.6	6,820.6
Noncontrolling interest	20.1	18.1
Less: Treasury stock — at cost	3,857.7	3,878.8
Total equity	3,276.0	2,959.9
Total liabilities and equity	$ 15,886.6	$ 15,294.8